Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accumulated depreciation on equipment and furnishings	$ 422,965	$ 416,798
Amortization on patents	6,789,497	6,118,377
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	2,478,185	3,531,665
Preferred stock, shares outstanding	2,478,185	3,531,665
Aggregate liquidation preference	$ 1,896,117	$ 2,702,134
Preferred stock, liquidation preference per share	$ 0.75	$ 0.75
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock shares	118,427,925	110,596,798
Common stock, shares outstanding	118,427,925	110,596,798